Fair value hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at amortised cost	$ 88,193	$ 0
Hierarchy of fair value of the liabilities [Member]
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities at fair value through profit or loss	(1,567)	(6,227)
Financial liabilities at amortised cost	(944,719)	(652,242)
Financial liabilities	(946,286)	(658,469)
Trade and other payables
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost	(854,436)	(597,787)
Financial liabilities	(854,436)	(597,787)
Derivative financial instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities at fair value through profit or loss	(1,567)	(6,227)
Financial liabilities at amortised cost	0	0
Financial liabilities	(1,567)	(6,227)
Finance Liability
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost	(86,898)	(50,455)
Financial liabilities	(86,898)	(50,455)
Lease liabilities
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost	(3,385)	(4,000)
Financial liabilities	(3,385)	(4,000)
Level 1 of fair value hierarchy [member] | Hierarchy of fair value of the liabilities [Member]
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Trade and other payables
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Derivative financial instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Finance Liability
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Lease liabilities
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Hierarchy of fair value of the liabilities [Member]
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	(1,567)	(6,227)
Level 2 of fair value hierarchy [member] | Trade and other payables
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Derivative financial instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	(1,567)	(6,227)
Level 2 of fair value hierarchy [member] | Finance Liability
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Lease liabilities
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities	0	0
Hierarchy of fair value of the asset [Member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	94,832	201,997
Financial assets at amortised cost	1,357,521	893,625
Financial assets, at fair value	1,452,353	1,095,622
Hierarchy of fair value of the asset [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	64,566	182,809
Hierarchy of fair value of the asset [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	30,266	19,188
Cash and cash equivalents
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	53,670	53,490
Financial assets at amortised cost	666,227	371,682
Financial assets, at fair value	719,897	425,172
Cash and cash equivalents | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	53,670	53,490
Cash and cash equivalents | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Cash and Demand deposit
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	0	0
Financial assets at amortised cost	666,227	371,682
Financial assets, at fair value	666,227	371,682
Cash and Demand deposit | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Cash and Demand deposit | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Money Market Fund and Others
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	53,670	53,490
Financial assets at amortised cost	0	0
Financial assets, at fair value	53,670	53,490
Money Market Fund and Others | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	53,670	53,490
Money Market Fund and Others | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Financial Assets at Fair Value through Profit or Loss member
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	10,896	129,319
Financial assets at amortised cost	88,193	0
Financial assets, at fair value	99,089	129,319
Financial Assets at Fair Value through Profit or Loss member | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	10,896	129,319
Financial Assets at Fair Value through Profit or Loss member | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Other assets
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	30,126	16,314
Financial assets at amortised cost	5,095	7,186
Financial assets, at fair value	35,221	23,500
Other assets | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Other assets | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	30,126	16,314
Trade receivables
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	0	0
Financial assets at amortised cost	598,006	514,757
Financial assets, at fair value	598,006	514,757
Trade receivables | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Trade receivables | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Derivative financial instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	140	2,874
Financial assets at amortised cost	0	0
Financial assets, at fair value	140	2,874
Derivative financial instruments | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	0	0
Derivative financial instruments | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement [Line Items]
Financial assets, at fair value	$ 140	$ 2,874